Other (Income)/Deductions - Net - Footnotes - Intangible Assets (Details) - USD ($) $ in Millions		3 Months Ended			12 Months Ended
		Dec. 31, 2016	Jul. 03, 2016	Apr. 03, 2016	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016	Nov. 10, 2017	Oct. 01, 2017	Jun. 30, 2017
Schedule of Intangible Assets [Line Items]
Intangible asset impairments					$ 3,103		$ 337	$ 869
Other asset impairment charges					13
Equity method investment, other than temporary impairment		$ 241	$ 130	$ 81				452
Operating Segments [Member] | Essential Health Segment [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments								840
Operating Segments [Member] | Innovative Health Segment [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments								29
In Process Research and Development [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments	[1]				214
In Process Research and Development [Member] | Multi-Antigen Vaccine For Spinal Fusion Surgery [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments					117
In Process Research and Development [Member] | Hospira [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments								265
In Process Research and Development [Member] | InnoPharma [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments								128
Other In Process Research and Development [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments								110
Other In Process Research and Development [Member] | Hospira [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments								81
Other In Process Research and Development [Member] | InnoPharma [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments					17
Other In Process Research and Development [Member] | King [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments								29
AM Pharma BV [Member]
Schedule of Intangible Assets [Line Items]
Impairment of investment							$ 43
Hisun Pfizer Pharmaceuticals Co. Ltd [Member]
Schedule of Intangible Assets [Line Items]
Equity method investment, other than temporary impairment								$ 452
Equity method investment, ownership percentage		49.00%					49.00%	49.00%	49.00%
Laboratorio Teuto Brasilero [Member]
Schedule of Intangible Assets [Line Items]
Equity method investment, other than temporary impairment								$ 50
Equity method investment, ownership percentage		40.00%						40.00%		40.00%	40.00%
Developed Technology Rights [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments					2,647	[1]	$ 20
Developed Technology Rights [Member] | Hospira [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments								$ 366
Developed Technology Rights [Member] | Hospira [Member] | Generic Sterile Injectable Product [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments							127
Developed Technology Rights [Member] | Hospira [Member] | Sterile Injectable Pain Reliever [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments							124
Developed Technology Rights [Member] | Hospira [Member] | Generic Injectable Pain Reliever [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments							26
Developed Technology Rights [Member] | NextWave [Member] | Treatment Of Attention Hyperactivity Disorder [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments							$ 39
Developed Technology Rights [Member] | Operating Segments [Member] | Essential Health Segment [Member] | Hospira [Member] | Generic Sterile Injectable Product [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments					2,600
Developed Technology Rights [Member] | Operating Segments [Member] | Innovative Health Segment [Member] | Anacor [Member] | Treatment For Toenail Fungus [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments					31
Licensing Agreements [Member] | Operating Segments [Member] | Essential Health Segment [Member] | Hospira [Member] | Generic Sterile Injectable Product [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments					242
In Process Research and Development [Member] | Operating Segments [Member] | Essential Health Segment [Member] | Hospira [Member] | Generic Sterile Injectable Product [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments					$ 80

[1]	Reflects intangible assets written down to fair value in 2018. Fair value was determined using the income approach, specifically the multi-period excess earnings method, also known as the discounted cash flow method. We started with a forecast of all the expected net cash flows associated with the asset and then applied an asset-specific discount rate to arrive at a net present value amount. Some of the more significant estimates and assumptions inherent in this approach include: the amount and timing of the projected net cash flows, which includes the expected impact of competitive, legal and/or regulatory forces on the product; the discount rate, which seeks to reflect the various risks inherent in the projected cash flows; and the tax rate, which seeks to incorporate the geographic diversity of the projected cash flows.